INVESTMENTS IN SALES-TYPE LEASES AND LEASEBACK ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Investments in sales-type leases	$ 0	$ 35,135
Total	$ 0	$ 35,135